Tritium DCFC Limited and Controlled Entities - Summary Of Controlled Entities (Detail)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Australia | Tritium Holdings Pty Ltd
Business Acquisition [Line Items]
Controlled entities, Ownership interest	100.00%	100.00%	100.00%
Controlled entities, Place of incorporation	Australia
Australia | Tritium Pty Ltd
Business Acquisition [Line Items]
Controlled entities, Ownership interest	100.00%	100.00%	100.00%
Controlled entities, Place of incorporation	Australia
Australia | Tritium Nominee Pty Ltd
Business Acquisition [Line Items]
Controlled entities, Ownership interest	100.00%	100.00%	100.00%
Controlled entities, Place of incorporation	Australia
United States | Decarbonization Plus Acquisition Corporation II
Business Acquisition [Line Items]
Controlled entities, Ownership interest	100.00%
Controlled entities, Place of incorporation	United States of America
United States | Tritium America Corporation
Business Acquisition [Line Items]
Controlled entities, Ownership interest	100.00%	100.00%	100.00%
Controlled entities, Place of incorporation	United States of America
United States | Tritium Technologies LLC
Business Acquisition [Line Items]
Controlled entities, Ownership interest	100.00%	100.00%	100.00%
Controlled entities, Place of incorporation	United States of America
The Netherlands | Tritium Europe BV
Business Acquisition [Line Items]
Controlled entities, Ownership interest	100.00%	100.00%	100.00%
Controlled entities, Place of incorporation	The Netherlands
The Netherlands | Tritium Technologies BV
Business Acquisition [Line Items]
Controlled entities, Ownership interest	100.00%	100.00%	100.00%
Controlled entities, Place of incorporation	The Netherlands
The United Kingdom | Tritium Technologies Limited
Business Acquisition [Line Items]
Controlled entities, Ownership interest	100.00%	100.00%
Controlled entities, Place of incorporation	The United Kingdom